Restructuring Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Summary of Restructuring Costs by Segment
Restructuring costs by business segment are as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$0.7	$0.4	$1.0	$0.8
Asia Pacific	—	—	0.2	0.1
Europe, Middle East & Africa	1.6	4.2	0.8	4.5
Corporate	0.1	—	(0.7)	—
Total	$2.4	$4.6	$1.3	$5.4

	December 31,	December 31,	December 31,
	2019	2018	2017
Americas	$5.3	$13.7	$11.7
Asia Pacific	3.9	8.3	13.6
Europe, Middle East & Africa	11.1	19.0	15.5
Corporate	0.4	5.2	0.8
Total	$20.7	$46.2	$41.6

Summary of the Change in the Liability for the Restructuring of Operations
The change in the liability for the restructuring of operations during the six months ended June 30, 2020 are as follows:

	December 31, 2019	Expense	Paid/Utilized	June 30, 2020
Severance and benefits	$21.6	$0.6	$(12.7)	$9.5
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	0.6	—	(0.1)	0.5
Start-up and moving costs	—	0.7	(0.7)	—
Total	$22.2	$1.3	$(13.5)	$10.0

The change in the liability for the restructuring of operations during the six months ended June 30, 2019 are as follows:

	December 31, 2018	Expense	Paid/Utilized	June 30, 2019
Severance and benefits	$24.6	$4.4	$(11.7)	$17.3
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	1.2	0.6	(0.7)	1.1
Start-up and moving costs	—	0.4	(0.4)	—
Total	$25.8	$5.4	$(12.8)	$18.4

The change in the liability for restructuring costs for the year ended December 31, 2019 follows:

		Paid/
	2018	Utilized	Expense	2019
Severance and benefits	$24.6	$(21.6)	$18.6	$21.6
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	1.2	(1.3)	0.7	0.6
Start-up and moving costs	—	(1.4)	1.4	—
Total	$25.8	$(24.3)	$20.7	$22.2

The change in the liability for restructuring costs for the year ended December 31, 2018 follows:

		Paid/
	2017	Utilized	Expense	2018
Severance and benefits	$20.1	$(28.7)	$33.2	$24.6
Lease and contract terminations	2.2	(2.2)	—	—
Vacant facility and other shutdown costs	5.9	(15.2)	10.5	1.2
Start-up and moving costs	0.1	(2.6)	2.5	—
Total	$28.3	$(48.7)	$46.2	$25.8

The change in liability for the restructuring costs for the year ended December 31, 2017 follows:

		Paid/
	2016	Utilized	Expense	2017
Severance and benefits	$14.8	$(24.7)	$30.0	$20.1
Lease and contract terminations	0.2	(0.3)	2.3	2.2
Vacant facility and other shutdown costs	0.2	(2.4)	8.1	5.9
Start-up and moving costs	0.4	(1.5)	1.2	0.1
Total	$15.6	$(28.9)	$41.6	$28.3